Net finance income	12 Months Ended
Dec. 31, 2024
Net finance income
Net finance income

8 Net finance income

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income
—Interest income	66,344	145,225	123,969	118,672

Finance costs
—Interest on loans and borrowings	(405)	(226)	(90)	(1,292)
—Interest on lease liabilities	(32,991)	(34,396)	(25,112)	(91,623)
	(33,396)	(34,622)	(25,202)	(92,915)
Net finance income	32,948	110,603	98,767	25,757